Shareholder Fees - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO	Jan. 29, 2024 USD ($)
FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity New Jersey Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none